Condensed Statements of Operations and Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net revenues	$ 46,806	$ 60,958	$ 63,668
Operating expenses:
General and administrative	3,885	3,733	7,040
Selling and marketing	1,253	4,259	1,331
Research and development	4,242	6,601	8,084
Total operating expenses	15,623	15,875	17,518
Income (Loss) from operations	(5,651)	11,536	(11,644)
Change in fair value of the Put Option	6,510	210	210
(Loss) income before income taxes	(14,055)	9,778	(12,697)
Income taxes			996
Net (loss) income attributable to China Techfaith Wireless Communication Technology Limited	(9,332)	10,132	(12,805)
Foreign currency translation adjustment	16,531	(21,134)	(13,695)
Comprehensive (loss) income attributable to China Techfaith Wireless Communication Technology Limited:	5,629	(9,287)	(25,295)
Parent Company
Net revenues	0	0	0
Operating expenses:
General and administrative	(640)	(20)	85
Selling and marketing	0	0	0
Research and development	0	0	0
Total operating expenses	(640)	(20)	85
Other operating income	0	0	0
Income (Loss) from operations	(640)	(20)	85
Equity in Income (loss) income of subsidiaries	(2,182)	10,362	(12,680)
Change in fair value of the Put Option	(6,510)	(210)	(210)
(Loss) income before income taxes	(9,332)	10,132	(12,805)
Income taxes	0	0	0
Net (loss) income attributable to China Techfaith Wireless Communication Technology Limited	(9,332)	10,132	(12,805)
Other comprehensive loss, net of tax	0	0	0
Foreign currency translation adjustment	14,961	(19,419)	(12,490)
Comprehensive (loss) income attributable to China Techfaith Wireless Communication Technology Limited:	$ 5,629	$ (9,287)	$ (25,295)